STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NEW YORK 10038-4982

August 7, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Brion R. Thompson

Re:	Central Park Group Alternative Strategies Fund (the “Fund”)

Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of the Fund, transmitted for filing is a Registration Statement on Form N-2 (the “Registration Statement”) under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended.

Concurrently herewith, the Fund is filing a Notification of Registration on Form N-8A under the Investment Company Act of 1940, as amended. In addition, the Registration Statement will be filed with the Financial Industry Regulatory Authority.

Please direct any comments and questions concerning the Registration Statement to Gary L. Granik at 212.806.5790, or to me at 212.806.5722.

Very truly yours,

/s/ Keri E. Riemer

Keri E. Riemer